Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Jun. 22, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued compensation	$ 5,368		$ 4,589	$ 4,988
Accrued contracted research and development costs	6,669		6,972	5,995
Accrued professional and consulting fees	3,484	$ 917	946	2,264
Accrued other	340		330	783
Total accrued and other current liabilities	$ 15,861		$ 12,837	$ 14,030